Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Inventory Disclosure [Abstract]
Finished goods	$ 60,249	$ 47,122
Raw and packaging materials	48,329	43,383
Work in progress	26,756	26,680
Other	3,219	3,087
Inventories	$ 138,553	$ 120,272